united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 3/31/2016

Item 1. Reports to Stockholders.

TEBRX

Annual Report

March 31 , 2016

1-866-209-1964
www.tebergfund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA/SIPC

Dear fellow shareholder,

Nearly every period we’ve recapped in 14 years of preparing these reports has been unique in some way. There have been historic market highs and lows, economic emergencies in foreign countries, the U.S. financial crisis followed by the Great Recession, and a comeback that generated the longest-running bull market in history. In hindsight, some of these events seemed destined to happen but still generated plenty of surprise.

In our minds, market volatility was one of the most memorable takeaways of the 12-month period from April 1, 2015 to March 31, 2016 which is covered in this report. Even though we’ve come to expect frequent ups and downs in the market, this seemed like an especially tough period to call. Clearly we didn’t get it right as evidenced by The Teberg Fund’s negative return of -11.68% for the year ended March 31, 2016.

Another tough call during the period was predicting the outcome of the presidential primary. The heads of political pundits were spinning when Donald Trump became a serious candidate and then the presumptive Republican nominee. It seems this highly-charged political climate will go down in history as one of the most surprising.

It’s also important to note that the Federal Reserve (Fed) finally made the decision to raise its key interest rate during this period. It’s likely that December 16, 2015 will long be cited as the day of the first rate hike in a decade. It was a small one, from a range of 0% to 0.25% to a range of 0.25% to 0.5%, but it caused the Dow Jones Industrial Average (Dow) to surge 224 points after the announcement. If it seems confusing to hear that a rate increase bolstered the market, there’s good reason. For years, any hint of a rate increase spooked investors who had often seen low rates tied to strong market performance. The Fed has continued to debate the timing of the next hike, so the spotlight will likely remain on each pending decision.

A rough ride . . .

It may seem simplistic to attribute much of the volatility in the past 12 months to a single cause, but China’s financial crisis certainly helped create some dramatic days.

●	On August 24, 2015 the market broke a record for a point loss during a trading day following news that China’s currency had fallen to a four-year low. The Dow plunged 1,089 points within minutes of opening following four consecutive days of losses. The day was called “Black Monday” by the Chinese media.

●	Problems in China created a ripple effect in two other areas which also impacted the market. A drop in China’s manufacturing was partially blamed for oil prices dropping below $40.00 a barrel on August 21, 2015. This marked the first time oil had been this low since 2009, although the price dropped even lower later in the period.

●	Prior to the December increase, the Federal Reserve’s decision on September 18 to hold short-term interest rates steady was influenced by the potential vulnerability of the U.S. economy to slowing growth in China and other emerging markets. The Dow dropped 290 points for the biggest one-day loss in two weeks, blamed in part on fears about declining global growth and a sell off by banks and asset managers expected to benefit from rising rates.

●	The drama continued into 2016 with the worst four-day start to a year on record, knocking the Dow down 911 points. Again China and crude oil prices were at the center. The Dow dropped 392 points on January 7 (the fourth day of decline) after China’s stock market plummeted 7% overnight and crude oil dropped to $32.10 a barrel, the lowest level since 2003.

The market finally changes directions . . .

By February 11, the Dow had lost 1,765 points for the year, oil hit a low of $27.00 a barrel and there was talk of a serious market correction. Then things started to look up.

●	In mid February, global markets rallied and oil prices rose 8% on news that major crude producers could finalize a deal to freeze production. A three-day surge lifted the Dow up 794 points by February 17.

●	Another surge followed on March 1, known as “Super Tuesday” in political circles because 13 states held presidential primaries that day. The Dow rose 348 points on a positive report of U.S. manufacturing and another jump in oil prices. Bank shares rose on expectations that the Fed might raise interest rates again in 2016 based on the strong data. That theory proved wrong on March 14 when the Fed left interest rates unchanged, again citing global risks and unsteady growth of the U.S. economy.

●	By the close of the period on March 31, 2016, the Dow had recovered enough to yield a 2.08% return. The S&P 500® Index, The Teberg Fund’s benchmark, was also battered during the period but ended in the black with a slimmer 1.78% return. It’s rather remarkable that both indexes ended the period close to where they started despite all the turmoil.

Where we went wrong . . .

Six months into the period, we commented in our semi-annual report how unusual and difficult it was to explain why the Fund had dropped more than the indexes in a falling market. It’s even tougher now to discuss why we ended in the red when the indexes climbed back into the black.

Since a key part of the Fund’s strategy is to identify the right and wrong times to own certain funds, getting the timing wrong was a big problem. One of the most dramatic examples of our failed timing was adding to some of our positions in mid July based on technical data from multiple sources that the market was poised to go up. When the Chinese economy fell apart in August, the Fund’s share price dropped $1.31 from August 21 to August 24. It dropped another 29 cents on September 18 when the Fed decided to hold interest rates steady.

It made sense to proceed with utmost caution for the remainder of the period so we set tight limits on the percentage of loss we’d accept on each of our exchange-traded fund positions. This worked well in January when the miserable start to the year made history and we were stopped out of multiple holdings.

Our subsequent reentries into the market, again based on strong buy signals, were also short lived as stops were again triggered when the market dropped. More than once, we were sold out early in the trading day when the market tumbled at the open only to recover later in the day and close up. We held a substantial cash position near the end of the period and missed much of the rally that pulled the indexes into the black.

On the plus side, reentering the high yield bond market near the end of the period appears to have been a good move even though it didn’t impact our bottom line enough to lift our return out of the red.

Looking ahead . . .

It’s small consolation that we regained some of the loss experienced in the first six months of the period, but we hope to have better news for you in our next report. Surely there are many forces that continue to pose a threat to the market in these uncertain times. We’ll do our best to navigate through what could be another historic period.

In the meantime, don’t hesitate to contact us with questions, comments or complaints about this disappointing period.

Sincerely,

Curtis A. Teberg
Portfolio Manager

Past performance does not guarantee future results.

The above discussion is based on the opinions of Curtis A. Teberg, given the current economic environment and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Because the Fund is a “fund of funds,” your cost of investing in the Fund may be higher than your cost of investing directly in the shares of the mutual funds in which the Fund invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with industry and sector emphasis in smaller capitalization companies and lower rated securities. The Fund may also commit up to 80% of its assets to high yield funds containing lower rated securities that are subject to a higher risk of default. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. References to other funds should not be interpreted as an offer of these securities.

Please see the Schedule of Investments in this report for a complete list of Fund holdings.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced and ratings may have been lower.

The Dow Jones Industrial Average (Dow) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Teberg Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

3449-NLD-5/13/2016

The Teberg Fund
Portfolio Review
March 31, 2016 (Unaudited)

Comparison of the change in value of a hypothetical $10,000 investment in The Teberg Fund versus the S&P 500® Index and the Dow Jones Industrial Average.

$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
3/31/2006
3/31/2007
3/31/2008
3/31/2009
3/31/2010
3/31/2011
3/31/2012
3/31/2013
3/31/2014
3/31/2015
3/31/2016
$20,678
$19,687
$13,303
The Teberg Fund
S&P 500® Index
Dow Jones Industrial Average

The Fund’s performance figures for the years ended March 31, 2016, compared to its benchmarks:

				Since April 1,
		Five Year	Ten Year	2002
	One Year	(Annualized)	(Annualized)	(Annualized)*
The Teberg Fund	(11.68)%	2.06%	2.90%	3.96%
S&P 500® Index	1.78%	11.58%	7.01%	6.41%
Dow Jones Industrial Average	2.08%	10.27%	7.54%	6.53%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s total annual operating expenses are 2.55%, before any fee waivers, per the July 29, 2015 Prospectus. Performance data current to the most recent month end may be obtained by calling 1-866-209-1964.

Returns reflect reinvestment of dividends and capital gains distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.

The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.

*	The Teberg Fund commenced operations on April 1, 2002.

The Teberg Fund
EXPENSE EXAMPLES
at March 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
	10/1/15	3/31/16	10/1/15 – 3/31/16*	10/1/15 – 3/31/16
Actual	$1,000.00	$1,040.90	$8.93	1.75%

Hypothetical	$1,000.00	$1,016.25	$8.82	1.75%
(5% return before expenses)

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

The Teberg Fund
Allocation of Portfolio Assets
March 31, 2016 (Unaudited)

Percentages represent market value as a percentage of total investments as of March 31, 2016.

Please refer to the Schedule of Investments for a detailed analysis of the Fund’s holdings.

The Teberg Fund
Schedule of Investments
at March 31, 2016

Shares		Value
	COMMON STOCK - 4.2%
6	Berkshire Hathaway, Inc. - Class A *	$1,280,700
	TOTAL COMMON STOCK (Cost - $714,296)	1,280,700

	EQUITY FUNDS - 3.7%
15,056	Fidelity Low-Priced Stock Fund	725,980
5,192	FPA Capital Fund, Inc.	168,283
6,428	The Parnassus Fund	257,114
	TOTAL EQUITY FUNDS (Cost - $1,031,698)	1,151,377

	EXCHANGE-TRADED FUNDS - 11.1%
29,500	ProShares UltraPro Dow30	1,971,190
23,100	ProShares UltraPro S&P 500	1,462,230
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $2,934,592)	3,433,420

	FIXED INCOME FUNDS - 34.0%
325,623	AB High Income Fund, Inc.	2,657,081
1,591,673	Franklin High Income Fund	2,642,178
812,191	John Hancock Focused High Yield Fund	2,615,255
310,442	PIMCO High Yield Fund	2,598,401
	TOTAL FIXED INCOME FUNDS (Cost - $10,046,696)	10,512,915

	MONEY MARKET FUNDS - 47.0%
14,543,313	Invesco STIC Prime Portfolio - Class I, 0.35% +	14,543,313
	TOTAL MONEY MARKET FUNDS (Cost - $14,543,313)	14,543,313

	TOTAL INVESTMENTS (Cost - $29,270,595) - 100.0% (a)	$30,921,725
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(5,607)
	NET ASSETS - 100.0%	$30,916,118

*	Non-income producing security.

+	Money market fund; interest rate reflects 7-day annualized yield as of March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,926,965 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,664,049
Unrealized depreciation	(4,669,289)
Net unrealized depreciation	$(3,005,240)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Assets and Liabilities
at March 31, 2016

ASSETS
Investments in securities, at value (identified cost $29,270,595)	$30,921,725
Receivables
Dividends and interest	48,795
Prepaid expenses	5,625
Total assets	30,976,145

LIABILITIES
Payables
Due to Advisor	26,795
Audit fees	14,995
Payable to related parties	3,691
Distribution (12b-1) fees payable	6,499
Administration fees	3,033
Accrued other expenses	5,014
Total liabilities	60,027
NET ASSETS	$30,916,118

Net asset value, offering and redemption price per share
($30,916,118 / 3,347,074 shares outstanding; unlimited number of shares (par value $0.01) authorized)	$9.24

COMPONENT OF NET ASSETS
Paid-in capital	$34,189,713
Accumulated net investment loss	(49,488)
Accumulated net realized loss on investments	(4,875,237)
Net unrealized appreciation on investments	1,651,130
NET ASSETS	$30,916,118

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statement of Operations
For the Year Ended March 31, 2016

INVESTMENT INCOME
Dividends	$373,304
Interest	24,928
Total Income	398,232

Expenses
Advisory fees	414,166
Distribution fees	82,833
Administration fees	34,102
Transfer agent fees	32,567
Fund accounting fees	28,386
Printing fees	16,043
Chief Compliance Officer fee	15,043
Audit fees	15,043
Legal fees	13,550
Custody fees	12,806
Trustee fees	12,536
Registration fees	10,028
Insurance	1,504
Non 12b-1 shareholder servicing fees	116
Miscellaneous fees	1,007
Total expenses	689,730
Less: Fees waived by the advisor	(110,142)
Net expenses	579,588
Net Investment Loss	(181,356)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on security transactions	(4,920,184)
Capital gain distributions from regulated investment companies	57,096
Net change in unrealized appreciation on investments	990,719
Net realized and unrealized loss on investments	(3,872,369)
Net Decrease in Net Assets Resulting from Operations	$(4,053,725)

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(181,356)	$(17,344)
Net realized gain/(loss) on security transactions	(4,920,184)	3,762,655
Capital gain distributions from regulated investment companies	57,096	69,008
Net change in unrealized appreciation on investments	990,719	47,397
Net increase/(decrease) in net assets resulting from operations	(4,053,725)	3,861,716

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(77,863)
From realized gains	(3,137,539)	(1,907,197)
Net decrease in net assets resulting from distributions to shareholders	(3,137,539)	(1,985,060)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,207,821	828,086
Net asset value of shares reinvested	3,134,687	1,984,209
Payments for shares redeemed	(1,988,149)	(2,117,581)
Net increase in net assets derived from change in outstanding shares	2,354,359	694,714

Total increase/(decrease) in net assets	(4,836,905)	2,571,370

NET ASSETS
Beginning of year	35,753,023	33,181,653
End of year *	$30,916,118	$35,753,023

* Includes undistributed net investment loss of:	$(49,488)	$—

SHARE ACTIVITY
Shares sold	125,637	73,174
Shares reinvested	312,531	165,765
Shares redeemed	(187,005)	(185,040)
Net increase in shares	251,163	53,899

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
FINANCIAL HIGHLIGHTS
The Table below sets forth financial data for one share of beneficial interest throughout each period presented

	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	March 31, 2016	March 31, 2015		March 31, 2014	March 31, 2013		March 31, 2012
Net asset value, beginning of year	$11.55	$10.91		$10.41	$10.70		$10.32

Income from investment operations:
Net investment income/(loss) (1)	(0.06)	(0.01	) (2)	0.15 (2)	0.23		0.15

Investment restriction violation	—	—		—	0.04	(3)	—

Net realized and unrealized gain/(loss) on investments	(1.21)	1.32		0.58	(0.37)		0.42
Total from investment operations	(1.27)	1.31		0.73	(0.10)		0.57

Less distributions:
From net investment income	—	(0.03)		(0.23)	(0.19)		(0.19)
From net realized gain	(1.04)	(0.64)		—	—		—
Total distributions	(1.04)	(0.67)		(0.23)	(0.19)		(0.19)

Net asset value, end of year	$9.24	$11.55		$10.91	$10.41		$10.70

Total return (4)	(11.68)%	11.75%		7.03%	(0.83	)% (3)	5.72%

Ratios/supplemental data:

Net assets, at end of year (000s)	$30,916	$35,753		$33,182	$34,041		$36,076

Ratio of expenses to average net assets (5):

Before expense waiver	2.08%	2.06%		2.06%	2.30%		2.38%
After expense waiver	1.75%	1.75%		1.75%	2.18	% (6)	2.34%

Ratio of net investment income/(loss) to average net assets (1,5):

Before expense waiver	(0.88)%	(0.36)%		1.08%	2.13%		1.38%
After expense waiver	(0.55)%	(0.05)%		1.40%	2.25%		1.42%

Portfolio Turnover Rate	332.00%	362.20%		303.65%	277.07%		224.14%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Includes increase from payments made by the Advisor and net gain realized of 0.39% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been (1.22)%.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include expenses of investment companies in which the Fund invests.

(6)	Effective December 30, 2012, the expense cap was contractually reduced from 2.50% to 1.75%.

The accompanying notes are an integral part of these financial statements.

The Teberg Fund
Notes to Financial Statements
at March 31, 2016

NOTE 1 – ORGANIZATION

The Teberg Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund began operations on April 1, 2002 as a series of the Advisors Series Trust and reorganized into the Trust on December 13, 2013. The investment objective of the Fund is to maximize total return (capital appreciation plus income).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

A.	Security Valuation: Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

D.	Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification. Any such reclassifications will have no effect on net assets, results from operations, or Net Asset Value per share of the Fund.

E.	Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

H.	Exchange-Traded Funds: The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

I.	Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Process: As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1	– Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2	– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,280,700	$—	$—	$1,280,700
Equity Funds	1,151,377	—	—	1,151,377
Exchange-Traded Funds	3,433,420	—	—	3,433,420
Fixed Income Funds	10,512,915	—	—	10,512,915
Money Market Funds	14,543,313	—	—	14,543,313
Total	$30,921,725	$—	$—	$30,921,725

The Fund did not hold any Level 3 securities during the year.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.

*	Please refer to the Fund’s Schedule of Investments for additional detail.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

First Associated Investment Advisors, Inc. (the “Advisor”) serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the Fund’s investment portfolio. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average daily net assets. For the year ended March 31, 2016, the Advisor earned advisory fees of $414,166.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed at least until July 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end contingent or deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.75% of the Fund’s daily average net assets (the “expense limitation”). For the year ended March 31, 2016, the Advisor waived $110,142 in fees under the waiver agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than the lessor of the expense limitation then in place or in place at time of waiver, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the Fund’s Operating Expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of March 31, 2016, the total amount of expense reimbursement subject to recapture amounted to $322,672, of which $104,231 will expire on March 31, 2017, $108,299 will expire on March 31, 2018 and $110,142 will expire on March 31, 2019.

Distributor - The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plan, $82,833 in distribution fees were incurred during the year ended March 31, 2016.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended March 31, 2016, amounted to $73,596,886 and $81,967,441, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for the years ended were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2016	March 31, 2015
Ordinary Income	$3,044,896	$1,657,498
Long-Term Capital Gain	92,643	327,562
	$3,137,539	$1,985,060

As of March 31, 2016, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(49,488)	$(218,867)	$—	$(3,005,240)	$(3,273,595)

The difference between book basis and tax basis unrealized appreciation/ (depreciation) and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as of $49,488.

At March 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$218,867	$—	$218,867

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the year ended March 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$(132,455)	$131,868	$587

The Teberg Fund
Notes to Financial Statements
at March 31, 2016 continued

NOTE 7 – UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Invesco STIC Prime Portfolio (the “Invesco Portfolio”). The Fund may redeem its investment from the Invesco Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Invesco Portfolio. The financial statements of the Invesco Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016, the percentage of the Fund’s net assets invested in the Invesco Portfolio was 47.00%.

NOTE 8 – NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust III and

Shareholders of

The Teberg Fund

We have audited the accompanying statement of assets and liabilities of The Teberg Fund, a series of Northern Lights Fund Trust III (the “Trust”), including the schedule of investments, as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Teberg Fund as of March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 23, 2016

The Teberg Fund
Supplemental Information
at March 31, 2016 (Unaudited)

Renewal of Advisory Agreement – The Teberg Fund *

In connection with a meeting held on November 3rd and 4th, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between First Associated Investment Advisors Inc. (“FAIA”), and the Trust, with respect to The Teberg Fund (“Teberg” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to Teberg and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted that FAIA, established in 1988, is a stable investment firm with a loyal and primarily local client base. In reviewing the key investment personnel responsible for servicing Teberg, the Board noted that FAIA’s president and portfolio manager has more than 30 years of financial industry experience and is supported by a small team that is experienced in the compliance oversight, client service, operations and administrative functions needed to successfully operate and advise a mutual fund. The Board reviewed FAIA’s investment process, noting that it utilizes multiple research and analytical services, and studies historical market patterns of various market sectors and categories in attempting to identify the correct period to enter and exit the market. The Board noted that FAIA appears to have maintained a strong compliance culture and tracks each investment through a daily fund accounting report. The Board reviewed FAIA’s best execution practices and noted that FAIA has negotiated a unique fee and commission structure with annual commission caps, which has thus far proved to be beneficial in reducing commission cost. The Board noted there have been no material compliance or litigation issues reported since the most recent approval. The Board agreed that FAIA has and will likely continue to provide high quality service to the Fund and its shareholders.

Performance. The Board reviewed the performance of the Fund, noting that for each of the one year, two year, three year, and five year periods the Fund significantly outperformed the peer group average returns and the Morningstar Conservative Allocation category average returns. The Board noted that the Fund underperformed the S&P 500 over all periods noted. The Board agreed that the Fund’s underperformance against the S&P 500 was not unexpected given the long period of strong market performance and the Fund’s conservative capital protection approach, pursuant to which the Fund may retain cash to reduce risk. While past performance is not indicative of future results, the Board agreed FAIA has provided reasonable performance for the Fund and its shareholders.

Fees and Expenses. The Board noted that FAIA charges the Fund an advisory fee of 1.25%, which was higher than both the peer group and Morningstar category average, and within the range charged by funds in the Morningstar category, and at the high end of the peer group range. The Board noted the Fund’s estimated expense ratio of 2.24% is higher than the average of its peer group and Morningstar category, but well within the range of both. The Board noted that many of the funds in the Morningstar category were from large fund complexes where they may receive the benefits of economies of scale. The Board noted that FAIA undertakes labor intensive research in its management of the Fund and has shown the benefits of this research through strong performance that significantly surpasses its peers. After further discussion, the Trustees agreed that in consideration of these facts, the advisory fee was not unreasonable.

The Teberg Fund
Supplemental Information
at September 30, 2015 (Unaudited) continued

Economies of Scale. The Board discussed the size of the Fund and its prospect for growth, concluding that it had not yet achieved meaningful economies justifying breakpoints. However, a representative of FAIA agreed that, as Teberg grows and FAIA achieves economies of scale, FAIA would be willing to discuss the implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the operation of Teberg provided by FAIA. They noted FAIA has realized a minimal profit both in terms of percentage of revenue and actual dollars. After discussion, the Trustees concluded the level of profit realized by FAIA in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from FAIA as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Teberg.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Teberg Fund
Supplemental Information (Unaudited)
at March 31, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected-by the Trustees manage the day to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	39	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	39	Monetta Mutual Funds (since 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	146	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	146	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	39	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

3/31/16-NLFT III-v2

The Teberg Fund
Supplemental Information (Unaudited)
at March 31, 2016, continued

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (2012 – 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (2011 - 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-209-1964.

3/31/16-NLFT III-v2

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-209-1964 or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-209-1964.

INVESTMENT ADVISOR
First Associated Investment Advisors, Inc.
5161 Miller Trunk Highway
Duluth, Minnesota 55811

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2014 – $12,500
2015 – $12,500
2016 – $12,500

(b)	Audit-Related Fees
2014 – None
2015 – None

2016 – None

(c)	Tax Fees

2014 – $2,500

2015 – $2,500

2016 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2014 – None

2015 – None

2016 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

         2014      2015        2016

Audit-Related Fees:    0.00%     0.00%   0.00%

Tax Fees:    0.00%     0.00%   0.00%

All Other Fees:    0.00%     0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,500
2015 - $2,500
2016 - $2,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer

Date 6/6/2016

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/6/2016